ACCOUNTS RECEIVABLE, NET - Movement of allowance for doubtful accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movement of allowance for doubtful accounts
Balance at beginning of the year	$ 467	$ 92
Addition	30	15
Foreign currency adjustment	(24)	17
Balance at end of the year	473	467
Cumulative effect adjustment
Movement of allowance for doubtful accounts
Balance at beginning of the year	$ 343
Balance at end of the year		$ 343